CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Interest income on retail notes and finance leases									$ 204,452	$ 181,342	$ 178,444
Interest income on wholesale notes									74,450	63,760	62,213
Interest and other income from affiliates									437,435	414,957	392,463
Rental income on operating leases									165,914	138,937	133,806
Other income									52,500	59,125	67,078
Total revenues	246,039	233,960	233,764	220,988	221,937	218,187	212,332	205,665	934,751	858,121	834,004
Interest expense:
Interest expense to third parties									255,951	233,217	219,561
Interest expense to affiliates									30,477	24,105	34,512
Total interest expense	78,516	74,115	70,669	63,128	69,918	64,997	62,932	59,475	286,428	257,322	254,073
Administrative and operating expenses:
Fees charged by affiliates									49,539	56,405	61,895
Provision (benefit) for credit losses, net									14,124	(5,904)	44,578
Depreciation of equipment on operating leases									141,688	114,053	107,836
Other expenses									56,604	35,083	35,929
Total administrative and operating expenses	72,741	71,393	61,835	55,986	51,802	52,335	42,913	52,587	261,955	199,637	250,238
Total expenses									548,383	456,959	504,311
INCOME BEFORE TAXES									386,368	401,162	329,693
Income tax provision	29,951	29,762	32,598	34,807	32,077	35,527	37,475	29,743	127,118	134,822	116,112
NET INCOME									259,250	266,340	213,581
Net income attributed to noncontrolling interest	(292)	(273)	(334)	(328)	(312)	(373)	(357)	(418)	(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 64,539	$ 58,417	$ 68,328	$ 66,739	$ 67,828	$ 64,955	$ 68,655	$ 63,442	$ 258,023	$ 264,880	$ 211,936